IFRS 15 Balance Sheet Impact (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 15 balance sheet impact [Abstract]
IFRS 15 balance sheet impact [text block]
	As of December 31, 2018
Consolidated statement of financial position in 000€	As reported	IFRS 15 Catch-up adjustment	IFRS 15 Adjustments after initial adoption	Amounts without adoption of IFRS 15
Equity and liabilities
Equity
Share capital	3,050	−	−	3,050
Share premium	136,637	−	−	136,637
Consolidated reserves	(1,848)	1,173	(410)	(1,085)
Other comprehensive loss	(1,850)	−	−	(1,850)
Equity attributable to the owners of the parent	135,989	1,173	(410)	136,752
Total equity	135,989	1,173	(410)	136,752
Non-current liabilities
Loans & borrowings	92,440	−	−	92,440
Deferred tax liabilities	6,226	−	−	6,226
Deferred income (contract liability)	4,587	(763)	410	4,234
Other non-current liabilities	868	−	−	868
Total non-current liabilities	104,121	(763)	410	103,768
Current liabilities
Loans & borrowings	13,598	−	−	13,598
Trade payables	18,667	−	−	18,667
Tax payables	2,313	−	−	2,313
Deferred income (contract liability)	23,195	(410)	−	22,785
Other current liabilities	15,342	−	−	15,342
Total current liabilities	73,115	(410)	−	72,705
Total equity and liabilities	313,225	−	−	313,225